UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05128

The Swiss Helvetia Fund, Inc.

(Exact name of registrant as specified in charter)

1270 Avenue of the Americas, Suite 400 New York, NY 10020

(Address of principal executive offices) (Zip code)

Rudolf Millisits, COO

Hottinger Capital Corp.

1270 Avenue of the Americas, Suite 400

New York, NY 10020

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-332-2760

Date of fiscal year end: December 31

Date of reporting period: July 1, 2009 – June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2009 TO JUNE 30, 2010

Ticker	ISIN	HOLDINGS	Date of AGM 2009	Agenda	Proposed by the issuer (I) or the shareholder (S)	Whether the fund cast its vote on the matter	How did the Fund vote	Whether the fund cast its vote for or against Board

BANKS
CSGN	CH0012138530	Credit Suisse Group	4/30/2010		I	YES		FOR

				1. Annual Report, parent company’s 2009 financial statements and Group’s 2009 consolidated financial statements and Group’s 2009 consolidated financial statements			YES

				1.1 Presentation of the Annual Report, the parent company’s 2009 financial statements, the Group’s 2009 consolidated financial statements and the 2009 remuneration report			YES

				1.2 Consultative vote on the 2009 remuneration report			YES

				1.3 Approval of the Annual Report, the parent company’s 2009 financial statements and the Group’s 2009 consolidated financial statements			YES

				2. Discharge of the acts of the Members of the Board of Directors and Executive Board			YES

				3. Appropriation of retained earnings			YES

				4. Amendment of the Articles of Association in line with the new Swiss Federal Intermediated Securities Act			YES

				5. Elections			YES

				5.1 Elections to the Board of Directors			YES

				5.2 Election of the independent Auditors			YES

				5.3 Election of the special Auditors			YES

BIOTECHNOLOGY

ADXN	CH0029850754	Addex Pharmaceuticals	4/29/2010		I	YES		FOR

				1. Approval of the Annual Report, the Annual Financial Statements and the Consolidated Financial Statements for the business year 2009			YES

				2. Appropriation of the results			YES

				3. Discharge to the members of the Board of Directors and the Executive Management			YES

				4. Elections to the Board of Directors			YES

				5. Election of the Auditors			YES

				6. Amendments to the Articles			NO

				6.1 Creation and issue of 891 bons de jouissnace			YES

- adoption of a new Article 3a of the Articles of Association;

- amendment to the title of Section II of the Articles of Association;

- renumbering of the current Article 3a and Article 3b of the Articles of Association; and

- amendment to Article 25 of the Articles of Association

				6.2 Amendment to the provision on conditional share capital (Article 3c of the Articles of Association)			YES

				6.3 Adoption of the French text of the Articles of Association as the official version thereof (Article 29 of the Articles of Association			YES

				7. Miscellaneous			YES

CHEMICALS

SYNN	CH0011037469	Syngenta AG	4/20/2010		I	YES		FOR

				1. Accept Financial Statements and statutory reports, including remuneration report			YES

				2. Approve discharge of Board and senior management			YES

				3. Approve allocation of income and dividends of CHF 6.00 per share			YES

				4.1 Approve creation of CHF 945.999 pool of capital without preemptive rights			YES

				4.2 Amend Articles			YES

				5.0 Re-elect Directors			YES

				6.0 Ratify Ernst Young AG as Auditors			YES

FOOD AND BEVERAGES

LISN	CH0010570759	Lindt Spruengli AG	4/22/2010		I	YES		FOR

				1. Authorization of the Annual Report, Annual Financial Statements of Chocolate Factory Lindt and Spruengli AG and Consolidated Annual Financial Statements 2009.			YES

				2. Discharge of The Supervisory Board			YES

				3. Appropriation of Net Profit of Chocolate Factory Lint and Spruegli AG.			YES

				4. Elections			YES

				4.1. Supervisory Board			YES

				4.2 Independent Financial Auditor			YES

				5. Amendments to the Statute			YES

				5.1 Increase of the conditional nonvoting share capital to maximum 150000 bearer-participation certificates up to at most FR. 6769270 in total and relevant statutory amendments			YES

NESN	CH0038863350	Nestle SA	4/15/2010		I	YES		FOR

				1. Annual Report 2009			YES

				1.1 Annual Report, financial statements of Nestle S.A. and consolidated financial statements of the Nestle Group for 2009; reports of the statutory Auditors			YES

				1.2 Advisory vote on the Compensation Report 2009			YES

				2. Release of the Board of Directors and of the Management			YES

				3. Appropriation of profits resulting from the balance sheet of Nestle S.A.			YES

				4. Elections			YES

				4.1 Re-elections to the Board of Directors			YES

				4.2 Elections to the Board of Directors			YES

				4.3 Re-election of the statutory Auditors			YES

				5. Capital reduction			YES

				6. Other Amendments in the Articles of Association			YES

FINANCIAL SERVICES

BAER	CH0029758650	Julius Baer	6/30/2009		I	YES		FOR

				1. Conversion of legal reserves into free reserves			YES

				2. Change of corporate purpose (amendment of Articles of Incorporation)			YES

				3. Separation of Private Banking and Asset Management businesses			YES

				3.1 Distribution of special dividend			YES

				3.2 Change of name (amendment of Articles of Incorporation)			YES

				3.3 New elections to the Board of Directors			YES

				4. Termination of Share Buyback Programme 2008-2010 resolved in the year 2008			YES

MOBN	CH0011108872	Mobimo Holding AG	5/5/2010		I	YES		FOR

				1. Annual Report, Annual financial statements, consolidated financial statement of the group Mobimo Holding AG for 2009, report of the independent financial Auditor			YES

				2. Appropriation of net profit of Mobimo Holding AG			YES

				3. Discharge of the members of the administrative Board and management Board			YES

				4. Increasing and extension of approved capital and increasing of conditional capital			ABSTAIN

				5. Redemption of face value for the shareholders (capital decrease).			YES

				6. Elections to the administrative Board			YES

				7. Election of the independent financial Auditor			YES

SPSN	CH0009038389	Swiss Prime Site AG	4/21/2010		I	YES		FOR

				1. Authorization of the Annual Report, the Annual Financial Statements for Swiss Prime Site AG and the Consolidated Annual Financial Statements 2009 as well as the acceptance of the report of the Auditor			YES

				2. Discharge of the responsible bodies for the financial year 2009			YES

				3. Resolution on appropriation of net profit			YES

				4. Elections			YES

				4.1 Re-election to Supervisory Board			YES

				4.2 Independent Financial Auditor			YES

				5. Share Capital decrease			YES

				6. Amendment to the statute due to the Swiss Intermediary-Held Securities Act			YES

UBSN	CH0024899483	UBS AG	4/14/2010		I	YES		FOR

				1. Annual Report, group and parent bank accounts for financial year 2009 reports of the statutory Auditors			YES

				1.1 Approval of Annual Report and group and parent bank accounts			YES

				1.2 Advisory vote on the compensation report 2009			YES

				2. Appropriation of results			YES

				3. Discharge of the members of the Board of Directors and the group executive Board			YES

				3.1 Discharge for the financial year 2009			YES

				3.2 Discharge for the financial year 2008			YES

				3.3 Discharge for the financial year 2007			YES

				4. Adaption of Articles of Association to new Swiss intermediary - held securities act approval of amendments of article 4 para. 2 and article 6 of the Articles of Association			YES

				5. Elections			YES

				5.1 Re-elections of members of the Board of Directors			YES

				5.2 Election of a candidate for the Board of Directors			YES

				5.3 Re-election of the Auditors, Ernst Young LTD., Basel			YES

				6. Creation of conditional capital approval of Article 4A para. 4 of the Articles of Association			YES

ZURN	CH0011075394	Zurich Financial Services AG	3/30/2010		I	YES		FOR

				1. Reporting on financial year 2009			YES

				1.1 Authorization of the Annual report and Annual financial statements for the company and group 2009			YES

				1.2 Consultative ballot on the remunerative system pursuant to the report on honoraria and compensation			YES

				2. Appropriation of the net profit 2009 of Zurich Financial Services AG			YES

				3. Discharge of the members of the supervisory Board and company management.			YES

				4. Capital decrease and authorization of the statutory amendments			YES

				5. Creation of an additional authorized share capital and authorization of the statutory amendments			YES

				6. Creation of an additional conditional share capital and authorization of the statutory amendments			YES

				7. Further statutory amendments			YES

				8. Elections and re-elections			YES

				8.1 Supervisory Board			YES

				8.2 Re-election of the independent financial Auditor			YES

PSPN	CH0018294154	PSP Swiss Property	3/30/2010		I	NO

1. Approval of the annual activity report, the financial statements and the consolidated financial statements 2009

2. Appropriation of retained earnings

3. Discharge of the members of the Board of Directors and of the Executive Board

4. Proposal of the reduction of share capital

5. Proposed amendment to the Articles of Association

6. Re-election of the Board of Directors

7. Re-election of the Auditors

SGSN	CH0002497458	SGS SA	3/22/2010		I	NO

1. Annual Report, accounts of SGS SA and the SGS Group: reports of the Auditors

2. 2009 Remuneration report

3. Release of the Board of Directors and of the Management

4. Decision on the appropriation of profits resulting from the balance sheet of SGS SA

5. Election to the Board of Directors

6. Election of Auditors

CONSTRUCTION AND MATERIALS

BEAN	CH0001503199	Belimo Holdings	3/29/2010		I	YES		FOR

				1. Authorisation of the company report with the Annual financial statements, Annual Report and consolidated Annual financial statements for 2009.			YES

				2. Resolution on appropriation of net profit			YES

				3. Discharge of the Supervisory Board			YES

				4. Amendments to the statute			YES

				5. Elections to the Supervisory Board			YES

				6. Election of the independent financial Auditor			YES

FORN	CH0003541510	Forbo	4/23/2010		I	YES		FOR

				1. Annual Report, Annual Accounts and Group Accounts for the Financial Year 2009 and receipt of the reports of the Statutory Auditor			YES

				2. Discharge of the members of the Board of Directors and the members of the Executive Board			YES

				3. Appropriation of Balance Sheet Profit			YES

HOLN	CH0012214059	Holcim Ltd	5/6/2010		I	YES		FOR

				1. Annual Report; Annual consolidated financial statements of the Group and Annual financial statements of Holcim Ltd; Auditor’s reports			YES

				1.1 Approval of the Annual Report, Annual consolidated financial statements of the Group and Annual financial statements of Holcim Ltd.			YES

				1.2 Advisory vote on remuneration report			YES

				2. Discharge of the members of the Board of Directors and the persons entrusted with management			YES

				3. Appropriation of retained earnings; determination of the dividend and the time of payment			YES

				4. Elections			YES

				4.1 Re-election of members of the Board of Directors			YES

				4.2 Election to the Board of Directors			YES

				4.3 Election of the Auditors			YES

				5. Amendment of Article 4 of the Articles of Incorporation			YES

SIK	CH0000587979	Sika AG	4/20/2010		I	YES		FOR

				1. Authorization of the Annual Report, Annual Financial Statements and Consolidated Annual Financial Statements 2009			YES

				2. Appropriation of net profit of Sika AG			YES

				3. Discharge of the Supervisory Board			YES

				4. Amendments to the stature			YES

				5. Elections			YES

				5.1 Election to validate membership to the Supervisory Board			YES

				5.2 Election to the Supervisory Board			YES

INDUSTRIAL GOODS & SERVICES

SUN	CH0038388911	Sulzer Ltd	8/18/2009		I	YES		FOR

				1. Election of two new Board members			YES

The Board of Directors proposes to elect:

Jurgen Dormann for a 3-year term and

Dr. Klaus Sturany for a 2-year term

as new Board members.

				2. De-elections			NO

Everest Beteilgungs GMBH in Liquidation proposes to de-elect:

Louis R. Hughes and Thor Hakstad.

ABBN	CH0012221716	ABB Ltd	4/26/2010		I	YES		FOR

				1. Reporting for fiscal 2009, Annual Report and consolidated financial statements, Auditors reports			YES

				2.1 Approval of the Annual Report, the consolidated financial statements, and the Annual financial statements for 2009			YES

				2.2 Consultative vote on the 2009 remuneration report			YES

				3. Discharge of the Board of Directors and the persons entrusted with management			YES

				4. Appropriation of available earnings and release of legal reserves			YES

				5. Capital reduction through cancellation of shares			YES

				6. Capital reduction through nominal value repayment			YES

				7. Amendment to the Articles of incorporation related to the capital reduction			YES

				8. General amendments to the Articles of incorporation			YES

				8.1 Amendment to article 8			YES

				8.2 Deletion of Articles 32 and 33			YES

				9.1 Re-elections to the Board of Directors			YES

				10. Election of the Auditors - Ernst Young AG be elected as the auditors for fiscal 2010			YES

INSURANCE

RUKN	CH0012332372	Swiss Reinsurance	4/7/2010		I	YES		FOR

				1. Annual Report, Annual and consolidated financial statements for the 2009 financial year			YES

				1.1 Consultative vote on the compensation report			YES

				1.2 Approval of the Annual Report, Annual and consolidated financial statements for the 2009 financial year			YES

				2. Allocation of disposable profit			YES

				3. Discharge of the members of the Board of Directors			YES

				4. Creation of conditional capital for employee participation			YES

				5. Other amendments of the Articles of Association			YES

				5.1 Form of the shares			YES

				5.2 Special Auditor			YES

				6. Elections			YES

				6.1 Board of Directors			YES

				6.2 Re-election of the Auditor			YES

				6.3 Election of Special Auditor			YES

ADEN	CH0012138605	Adecco	5/11/2010		I	YES		FOR

				1. Annual Report 2009			YES

				1.1 Approval of the Annual Report 2009			YES

				1.2 Advisory vote on the Remuneration Report 2009 including the principles of the compensation model for 2010			YES

				2. Appropriation of retained earnings			YES

				3. Granting of discharge to the members of the Board of Directors			YES

				4. Election of the Board of Directors			YES

5. Re-election of the Auditors

IFCN	CH0011029946	Inficon Holding	5/10/2010		I	YES		FOR

				1. Approval of Annual Report, Annual Financial Statements of INFICON Holding AG and Consolidated Financial Statements of INFICON Group for the 2009 fiscal year			YES

				2. Discharge of the Members of the Board of Directors			YES

				3. Allocation of the Available Earnings of INFICON Holding AG			YES

				4. Election and Re-Elections to the Board of Directors for a period of one year			YES

				5. Appointment of Auditors			YES

KNIN	CH0025238863	Kuehne & Nagel International AG	5/18/2010		I	YES		FOR

				1. Approval of the Annual Report, Annual financial statement and the consolidated financial statement for business year 2009			YES

				2. Resolution on the distribution of the balance sheet profit			YES

				3. Resolution on the discharge of the administrative Board and the management Board			YES

				4. Elections to the administrative Board			YES

				5. Appointment of the Auditor			YES

				6. Approved capital			YES

SWTQ	CH0010754924	Schweiter Technologies AG	5/12/2010		I	YES		FOR

				1. Annual Report 2009			YES

				2. Authorization of the Annual Report, the Annual financial statements 2009 and the consolidated Annual financial statements 2009 as well as notice of the reports of the independent financial Auditor.			YES

				3. Discharge of the Supervisory Board			YES

				4. Appropriation of net profit			YES

				5. Renewal of the authorized capital			YES

RUKN	CH0012332372	Swiss Reinsurance Company Ltd	4/7/2010		I	YES		FOR

				1. Annual Report, Annual and Consolidated Financial Statements for the 2009 Financial Year			YES

				2. Allocation of disposable profit			YES

				3. Discharge of the members of the Board of Directors			YES

				4. Creation of conditional capital for employee participation			YES

				5. Other amendments of the Articles of Association			YES

				6. Elections			YES

				6.1 Board of Directors			YES

				6.2 Re-election of the Auditor			YES

				6.3 Election of special Auditor			YES

PERSONAL AND HOUSEHOLD GOODS

UHR	CH0012255151	Swatch Group	5/12/2010		I	YES		FOR

				1. 2009 Annual Report			YES

				2. Discharge of the Board of Directors			YES

				3. Resolution for the Appropriation of the Net Income			YES

				4. Election to the Board of Directors			YES

				5. Nomination of the Statutory Auditors			YES

				6. Adaptation of article 8 paragraph 4 of the Statutes			YES

PHARMACEUTICALS

NOVN	CH0012005267	Novartis	2/26/2010		I	YES		FOR

				1. Approval of the Annual Report, the Financial Statements of Novartis AG and the Group Consolidated Financial Statements for the Business Year 2009			YES

				2. Discharge from Liability of the Members of the Board of Directors and the Executive Committee			YES

				3. Appropriation of Available Earnings of Novartis AG as per Balance Sheet and Declaration of Dividend			YES

				4. Amendments to the Articles of Incorporation			YES

				4.1 Implementation of the Book Entry Securities Act			YES

				4.2 Introduction of a Consultative Vote on the Compensation System			YES

				5. Re-elections to the Board of Directors			YES

				6. Appointment of the Auditor			YES

RETAIL

DUFN	CH0023405456	Dufry	5/11/2010		I	YES		FOR

				1. Approval of the Annual Report, the Consolidated Financial Statements, and the Annual Financial Statements for 2009			YES

				2. Appropriation of Available Earnings			YES

				3. Discharge of the Board of Directors and the Persons entrusted with Management			YES

				4. Amendment to the Article 13 para. 1 of the Articles of Incorporation			YES

				5. Re-Elections and Elections to the Board of Directors			YES

				6. Election of the Auditors Ernst & Young Ltd			YES

GALN	CH0015536466	Galenica AG	5/6/2010		I	YES		FOR

				1. Annual Report, Annual Financial Statement 2009 of Galencia Ltd. And Financial Statements of the Galenica Group for 2009; Reports of the Auditors			YES

				2. Compensation report			YES

				3. Discharge of the Board of Directors and the Corporate Executive Committee			YES

				4. Allocation of Available Earnings for 2009			YES

				5. Amendments to the Articles of Incorporation			YES

				6. Elections			YES

				6.1 Re-election to the Board of Directors			YES

				6.2 Election of New Members to the Board of Directors			YES

				6.3 Auditors			YES

TECHNOLOGY

EGL	CH0003288229	Elektrizitaets Gesellschaft Laufenburg	1/28/2010		I	YES		FOR

				1. Annual Report, Group Annual Financial Statements and Annual Financial Statements 2008/09.			YES

				2. Discharge of the members of the Supervisory Board.			YES

				3. Appropriation of net profit.			YES

				4. Elections			YES

				4.1 By-elections to the Supervisory Board			YES

				4.2 Independent Financial Auditor			YES

KUD	CH0012268360	Kudelski	5/4/2010		I	YES		FOR

				1. Reporting for fiscal 2009, Annual Report and consolidated financial statements, Auditors reports			YES

				2. Compensation report			YES

				3. Discharge of the Board of Directors and the Administration Board			YES

				4. Election to the Administration Board			YES

				5. Election of the Auditor			YES

				6. Amendment to the Article 7			YES

				7. Other modification to statues			YES

TEMN	CH0012453913	Temenos	6/4/2010		I	YES		FOR

				1. Accept Financial statements and statutory reports, including remuneration report			YES

				2. Approve allocation of income and omission of dividends			YES

				3. Approve discharge of Board and senior management			YES

				4. Approve creation of CHF 129.2 million pool of capital without pre-emptive rights			NO

				5. Amend conditional capital			YES

				6. Re-election of Directors			YES

				7. Ratify Price Waterhouse Coopers as Auditors			YES

UTILITY SUPPLIERS

HREN	CH0025607331	Romande Energie Holding SA	5/21/2010		I	YES		FOR

				1. Report from the Board of management and accounts 2009			YES

				2. Discharge of Board of management			YES

				3. Decision on net employment earnings			ABSTAIN

				4. Amendment of the Articles of Association and related decisions			ABSTAIN

				4.1 Adoption of the federal law on intermediate shards which came into force on 01 Jan 2010			YES

				4.2 renewal of the capital until 21 May 2012			ABSTAIN

				4.3 inputs in kind			ABSTAIN

				4.4 Adoption of the terminology of Articles 9, 15 and 23			ABSTAIN

				5. Statutory appointments			ABSTAIN

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Swiss Helvetia Fund, Inc.

By (Signature and Title)*	/S/ RUDOLF MILLISITS
Rudolf Millisits, Chief Executive Officer

Date August 24, 2010

*	Print the name and title of each signing officer under his or her signature.